Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2017
Document Created Date	dei_DocumentCreationDate	Sep. 08, 2017